Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.7	$ 1.6
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%